Property, plant and equipment - Foot note (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 HKD ($)
Luk Lai Ching Kimmy
Shareholding percentage held	4.20%
Asset Pledged as Collateral | OCBC Wing Hang Bank Limited
Long-term bank loan	$ 6,410				$ 50,000
Asset Pledged as Collateral | United Overseas Bank Limited
Long-term bank loan			$ 127,540	$ 16,350
Leasehold land and buildings. | OCBC Wing Hang Bank Limited
Property, plant and equipment	$ 47,670
Leasehold land and buildings. | United Overseas Bank Limited
Property, plant and equipment		$ 4,370